Receivables (Details) - Schedule of Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables with Imputed Interest [Line Items]
Trade accounts receivable			$ 4,867,749
Vendor rebates receivable			460
Credit card payments in process of settlement			102,917
Retainage			603,442
Total receivables			5,574,568
Allowance for expected credit losses			(359,000)
Total receivables, net	$ 7,629,202	$ 7,463,199	$ 5,215,568
Previously Reported [Member]
Receivables with Imputed Interest [Line Items]
Trade accounts receivable		6,766,088
Vendor rebates receivable
Credit card payments in process of settlement		54,285
Retainage		1,075,761
Total receivables		7,896,134
Allowance for expected credit losses		(344,165)
Total receivables, net		$ 7,551,969